Supplemental Disclosure of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 13,094	$ 13,615	$ 2,175
Cash paid for income taxes	$ 12,305	$ 10,205	$ 14,829